Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Taxes Details 1
Income tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income tax benefit, net of effect on federal taxes	(6.90%)	(6.90%)
Increase in valuation allowance	40.90%	40.90%
Income tax expense (benefit)	0.00%	0.00%